Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2016
Registrant Name	FMI FUNDS INC
Central Index Key	0001023391
Amendment Flag	false
Document Creation Date	Jan. 27, 2017
Document Effective Date	Jan. 31, 2017
Prospectus Date	Jan. 31, 2017
FMI Large Cap Fund | FMI Large Cap Fund Investor Class
Prospectus:
Trading Symbol	FMIHX
FMI Large Cap Fund | FMI Large Cap Fund Institutional Class
Prospectus:
Trading Symbol	FMIQX
FMI Common Stock Fund | FMI Common Stock Fund Investor Class
Prospectus:
Trading Symbol	FMIMX
FMI Common Stock Fund | FMI Common Stock Fund Institutional Class
Prospectus:
Trading Symbol	FMIUX
FMI International Fund | FMI International Fund Investor Class
Prospectus:
Trading Symbol	FMIJX
FMI International Fund | FMI International Fund Institutional Class
Prospectus:
Trading Symbol	FMIYX